Related Party Transactions (Narrative) (Detail) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Jun. 28, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due from related parties		$ 0.9			$ 0.6	$ 0.9
Debt obligations		3,260.8			3,752.4	3,260.8
10.125% Senior Notes due 2020 [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate	10.125%
Maturity date	2020
O V S [Member]
Related Party Transaction [Line Items]
Due from related parties		0.1			0.6	0.1
CII [Member]
Related Party Transaction [Line Items]
Authorized non-liquidating cash distribution				$ 10.0
Non-liquidating distribution to common unit holders made by subsidiary to parent company		9.0	$ 3.0	$ 10.0
Non-cash settlement of note receivable from stock holder		$ 22.0
Outstanding notes receivable					0.0
Holdings
Related Party Transaction [Line Items]
Due from related parties					1.3
Dan Caruso [Member] | Aircraft Reimbursement [Member]
Related Party Transaction [Line Items]
Payable to related party settled					$ 0.7	$ 0.1
Matt Erickson, President of Zayo Physical Infrastructure [Member] | 10.125% Senior Notes due 2020 [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 0.6
Notes to be redeemed	0.2
Debt obligations	$ 0.4